EXECUTIVE COMPENSATION	9 Months Ended
Sep. 30, 2021
Executive Compensation
EXECUTIVE COMPENSATION

Note 10: EXECUTIVE COMPENSATION

Effect of Pandemic

As a result of our declining revenue, during the COVID-19 pandemic, our management team decided it was necessary to reduce overhead In April of 2020, due to the COVID-19 pandemic all employees’ salaries were reduced by 40% and we terminated one employee. In October of 2020, the employees pay reduction was reduced to a 20% reduction where it stands as of the date hereof. Several employees were laid-off or resigned, all travel and advertising were suspended, and office space rent was suspended, allowing the entire staff to work remotely.

Employment Agreements of Executives

Dean Julia

Dean Julia is employed as the Company’s Chief Executive Officer under an employment agreement with an initial term of three years which commenced on April 2, 2019. The agreement will automatically renew for an additional two years, unless terminated 90 days before termination of the initial term. Mr. Julia’s annual base salary is $360,000. In addition to his base salary, Mr. Julia is entitled to a quarterly bonus of at least 1% of gross revenue for each completed fiscal quarter, so long as the Company’s gross revenue meets or exceeds 75% of management’s stated goal. The quarterly bonus may be paid either in cash, common stock or stock options, at Mr. Julia’s election. Should his employment agreement be terminated prior to the end of any fiscal year for any reason, other than for cause by the Company, a pro rata portion of the quarterly bonus shall be paid within 30 days of termination. The Company's board of directors will determine a revenue target each year for the purpose of calculating the quarterly bonus in that year. Mr. Julia also received a signing bonus of vested 10-year options to purchase 62,500 shares, exercisable at $60 per share. Additionally, he is also entitled to 10-year options to purchase an additional 12,500 shares of common stock, exercisable at $60 per share, annually on April 1st of each year which commenced on April 1, 2020. Additionally, if the Company is acquired through a board of directors-approved change in control of at least 50% of the Company’s outstanding voting stock, or the sale of all or substantially all of the Company’s assets, Mr. Julia shall be entitled to receive a payment in-kind equal to 3% of the consideration paid in connection with that transaction. He is also entitled to paid disability insurance and term life insurance at an annual cost of not more than $15,000. Additionally, he is also entitled to receive health, dental and 401(k) benefits as is made available by the Company for its other senior officers, as well as indemnification by the Company to the fullest extent permitted by law, and the Company’s certificate of incorporation and bylaws. Mr. Julia also has the use of a Company-leased or -owned automobile. Mr. Julia’s employment agreement contains customary non-competition and non-solicitation of Company customers or employees’ provisions during the term of the agreement. The Company may terminate Mr. Julia’s employment for cause, and Mr. Julia may terminate his employment at any time on three-months’ notice. Also, the Company may terminate Mr. Julia’s employment agreement on Mr. Julia’s death or disability – disability being unable to perform his essential functions for four consecutive months due to physical, mental of emotional incapacity resulting from sickness, disease, or injury. In each of these termination cases, the Company is obligated only to pay Mr. Julia amounts that were due or accrued prior to termination, plus, other than in a for-cause-termination, any pro-rata quarterly bonus described above.

Paul Bauersfeld

Paul Bauersfeld is employed as the Company’s Chief Technology Officer under an at-will employment agreement which commenced on April 2, 2019. Mr. Bauersfeld’s monthly salary is $25,000. Mr. Bauersfeld is entitled to a quarterly bonus of at least 1% of gross revenue for each completed fiscal quarter, so long as the Company’s gross revenue meets or exceeds management’s stated goal. The quarterly bonus may be paid either in cash, common stock or stock options, at Mr. Bauersfeld’s election. Should his employment agreement be terminated prior to the end of any fiscal year for any reason, other than for cause by the Company, a pro rata portion of the quarterly bonus shall be paid within 30 days of termination. The Company's board of directors will determine a revenue target each year for the purpose of calculating the quarterly bonus in that year. Mr. Bauersfeld also received a signing bonus of 10-year options to purchase 25,000 shares, exercisable at $60 per share; 35% of which vested immediately, 35% of which vested on April 2, 2020, and 30% of which vested on April 2, 2021. Mr. Bauersfeld is entitled to participate in the Company’s health plans as well as indemnification by the Company to the fullest extent permitted by law, and the Company’s certificate of incorporation and bylaws. Mr. Bauersfeld’s employment agreement contains customary non-competition and non-solicitation of Company customers or employees’ provisions during the term of the agreement. Although Mr. Bauersfeld’s employment agreement is at-will, the Company may terminate Mr. Bauersfeld’s employment for cause. In the event Mr. Bauersfeld’s employment agreement is terminated other than for cause by the Company, the Company will pay Mr. Bauersfeld severance pay equal to three months of his salary.

Sean Trepeta

Sean Trepeta is employed as President of our wholly owned subsidiary, Mobiquity Networks, Inc. under an at-will employment agreement which commenced on April 2, 2019. Mr. Trepeta’s monthly salary is $20,000. Mr. Trepeta is entitled to a quarterly bonus of at least 1% of gross revenue for each completed fiscal quarter, so long as the Company’s gross revenue meets or exceeds management’s stated goal. The quarterly bonus may be paid either in cash, common stock, or stock options, at Mr. Trepeta’s election. Should his employment agreement be terminated prior to the end of any fiscal year for any reason, other than for cause by the Company, a pro rata portion of the quarterly bonus shall be paid within 30 days of termination. The Company's board of directors will determine a revenue target each year for the purpose of calculating the quarterly bonus in that year. Mr. Trepeta also received a signing bonus of 10-year options to purchase 25,000 shares, exercisable at $60 per share; 35% of which vested immediately, 35% of which vested on April 2, 2020, and 30% of which vested on April 2, 2021. Mr. Trepeta is entitled to participate in the Company’s health plans as well as indemnification by the Company to the fullest extent permitted by law, and the Company’s certificate of incorporation and bylaws. Mr. Trepeta’s employment agreement contains customary non-competition and non-solicitation of Company customers or employees’ provisions during the term of the agreement. Although Mr. Trepeta’s employment agreement is at-will, the Company may terminate Mr. Trepeta’s employment for cause. In the event Mr. Trepeta’s employment agreement is terminated other than for cause by the Company, the Company will pay Mr. Trepeta severance pay equal to three months of his salary.

Deepankar Katyal

Deepankar Katyal is employed as Chief Executive Officer of our wholly owned subsidiary, Advangelists, LLC under employment agreement with Advangelists with a term of three years which commenced on December 7, 2018. The agreement was amended on September 13, 2019. (See Note 12 below.) Mr. Katyal’s annual base salary is $400,000. Mr. Katyal’s employment agreement, as amended, also provides the following compensation:

•	a bonus, payable in cash or common stock of the Company, equal to 1% of the Company’s gross revenue for each month during the 2019 fiscal year, subject to certain revenue thresholds as set forth in the agreement. Those revenue thresholds were not attained, and this bonus was not earned;

•	commissions equal to 10% of the net revenues derived from all New Katyal Managed Accounts (as defined in the agreement – being accounts directly introduced by Mr. Katyal or assigned to Employee in writing by the Manager of the Company);

•	options to purchase 37,500 shares of the Company’s common stock at an exercise price of $36.00 per share, of which 25,000 vested on September 13, 2019, the date Mr. Katyal’s employment agreement was amended, and 12,500 vested on September 13, 2020: and

•	one share of Company Series B Preferred Stock which was issued to Mr. Katyal. The Series B Preferred Stock, as a class, provided cash dividend rights, payable in cash, to the holders thereof in an aggregate amount equivalent to 10% of the annual gross revenue of Advangelists or the Company, whichever is higher, up to a maximum aggregate annual amount of $1,200,000, for each of its 2019 and 2020 fiscal years. As a holder of 50% of the Series B Preferred Stock, the maximum amount of annual dividends that Mr. Katyal would be entitled to $600,000. The Series B Preferred Stock rights, privileges, preferences, and restrictions was to terminate by its terms as of December 31, 2020; and, immediately upon declaration and payment of the dividend in respect of Mobiquity's 2020 fiscal year, Mobiquity was to withdraw such class from its authorized capital. The Series B Preferred Stock was subject to cancellation if Mr. Katyal terminated his employment without good reason or the Company terminated his employment for cause. Mr. Katyal did not receive any Series B Preferred Stock dividends and the Series B Preferred Stock was redeemed by the Company from Mr. Katyal in consideration for entering into the amendment of his employment agreement on September 13, 2019, and for no other consideration.

During the term of the employment agreement, Mr. Katyal is entitled to a monthly allowance of up to $550 per month to cover lease or purchase finance costs of an automobile. Mr. Katyal’s employment agreement provides for indemnification by the Company to the fullest extent permitted by the Company’s certificate of incorporation and bylaws, as well as participation in all benefit plans, programs and perquisites as are generally provided by Advangelists to its employees, including medical, dental, life insurance, disability and 401(k) participation. Mr. Katyal’s employment agreement contains customary non-solicitation of Company customers or employees’ provisions during the term of the agreement and for one year after termination. The agreement provides for termination by Advangelists for cause upon 30 days’ prior written notice: and without cause after 60 days’ prior written notice. The employment agreement terminates automatically upon Mr. Katyal’s death, and it may also be terminated by Advangelists if Mr. Katyal is disabled for more than six consecutive months in any 12-month period—disability being the inability to substantially perform Mr. Katyal's duties and responsibilities by reason of mental or physical illness or injury. Mr. Katyal is entitled to terminate the agreement for “good reason”. If Mr. Katyal is terminated by Advangelists for cause, Advangelists is obligated only to pay Mr. Katyal amounts of base salary and expense reimbursements that were due or accrued prior to the termination date. If Mr. Katyal is terminated by Advangelists without cause, and provided Mr. Katyal is not in breach under the agreement, Advangelists is obligated to pay Mr. Katyal his compensation and expense reimbursements that would be payable to Mr. Katyal for the remainder of the contractual employment term had Mr. Katyal remained an employee. If Mr. Katyal’s employment is terminated as a result of his death, Advangelists is obligated to pay Mr. Katyal his salary though the date of termination, and his other compensation for the remainder of the contractual employment term had Mr. Katyal remained an employee. If Mr. Katyal’s employment is terminated as a result of his disability, provided Mr. Katyal provides a general release, Advangelists is obligated to pay Mr. Katyal his salary though the date of termination, and his other compensation for the remainder of the contractual employment term had Mr. Katyal remained an employee. If Mr. Katyal terminates his employment for good reason, and provided Mr. Katyal provides a general release, Advangelists is obligated to pay Mr. Katyal his compensation and expense reimbursements that would be payable to Mr. Katyal for the remainder of the contractual employment term had Mr. Katyal remained an employee. Mr. Kaytal’s employment agreement provides for assignment of ownership rights regarding intellectual property created by Mr. Katyal relating to the Company’s business.

Sean McDonnell

Sean McDonnell is employed as the Company’s Chief Executive Officer on a non-full-time basis as an employee at-will with no employment agreement. He has a monthly base salary of $11,000 and he is eligible to receive options and other bonuses at the discretion of the board.